Debentures (Tables)	12 Months Ended
Dec. 31, 2023
Debentures [Abstract]
Disclosure of detailed information about debentures
	Current liabilities		Non-current liabilities		Total
	As of December 31		As of December 31		As of December 31
	2023	2022	2023	2022	2023	2022
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Debentures (Series E) (1.)	2,605	2,685	21,547	24,854	24,152	27,539
Debentures (Series F) (2.)	23,628	13,147	173,250	113,187	196,878	126,334
Debentures (Series C) (3.)	-	-	130,566	131,385	130,566	131,385
Debentures (Series D) (4.)	-	-	98,954	100,479	98,954	100,479

Total Debentures	26,233	15,832	424,317	369,905	450,550	385,737